Leases - Schedule of Supplemental Disclosure Related to Operating Leases (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	¥ 1,791	$ 264	¥ 1,233
Weighted average remaining lease term of operating leases (years)	1 year 1 month 24 days	1 year 1 month 24 days	1 year 8 months 12 days
Weighted average discount rate of operating leases	4.75%	4.75%	4.75%